The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	EVENT LINKED BONDS — 79.1%
	EUROPE — 2.6%
	EARTHQUAKE — 0.6%
	Azzurro Re II DAC
2,250,000	3-Month Euribor + 650.00 basis points, 4/20/2028[2,3]	$2,357,599
	MULTI-PERIL — 0.4%
	Lion III Re DAC
500,000	3-Month Euribor + 413.00 basis points, 7/16/2025[2,3]	519,191
	Orange Capital Re DAC
1,250,000	3-Month Euribor + 600.00 basis points, 1/17/2029[2,3]	1,298,625
		1,817,816
	WINDSTORM — 1.6%
	Blue Sky Re DAC
2,500,000	3-Month Euribor + 575.00 basis points, 1/26/2027[2,3,4]	2,689,056
	Eiffel Re Ltd.
1,500,000	3-Month Euribor + 332.50 basis points, 1/19/2027[2,3]	1,569,865
	Taranis Reinsurance DAC
1,300,000	3-Month Euribor + 600.00 basis points, 1/21/2028[2,3,4]	1,360,145
	Windmill III Re DAC
1,000,000	3-Month Euribor + 525.00 basis points, 7/5/2028[2,3]	1,050,000
		6,669,066
	TOTAL EUROPE
	(Cost $11,267,349)	10,844,481
	GLOBAL — 30.2%
	EARTHQUAKE — 0.4%
	Acorn Re Ltd.
1,750,000	1-Month U.S. Treasury Bill + 310.00 basis points, 11/5/2027[2,3,4]	1,764,000
	MULTI-PERIL — 29.8%
	3264 Re Ltd.
3,750,000	3-Month U.S. Treasury Bill + 300.00 basis points, 2/7/2028[2,3,4]	3,749,625
	Aragonite Re Ltd.
750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 4/7/2027[2,3,4]	783,600
	Atlas Capital DAC
750,000	SOFR Rate + 1,250.00 basis points, 6/8/2027[2,3]	854,400
	Bridge Street Re Ltd.
7,750,000	3-Month U.S. Treasury Bill + 400.00 basis points, 1/7/2028[2,3,4]	7,738,375
	Fuchsia 2023-1 - London Bridge 2 PCC Ltd.
1,290,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 4/6/2027[2,3,4]	1,344,309
4,000,000	3-Month U.S. Treasury Bill + 500.00 basis points, 4/6/2028[2,3,4]	3,984,000
	Kendall Re Ltd.
4,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 4/30/2027[2,3]	4,224,000
	Kilimanjaro II Re Ltd.
6,500,000	3-Month U.S. Treasury Bill + 625.00 basis points, 6/30/2028[2,3,4]	6,867,900
1,000,000	3-Month U.S. Treasury Bill + 725.00 basis points, 6/30/2028[2,3,4]	1,061,200

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	MULTI-PERIL (Continued)
	Kilimanjaro III Re Ltd.
4,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	$4,273,375
3,125,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/21/2025[2,3,4]	3,171,875
3,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/20/2026[2,3,4,5]	3,282,175
250,000	3-Month U.S. Treasury Bill + 486.00 basis points, 4/20/2026[2,3,4]	251,900
6,900,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	6,933,120
	Matterhorn Re Ltd.
500,000	SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	502,000
4,500,000	3-Month U.S. Treasury Bill + 700.00 basis points, 2/4/2028[2,3,4]	4,500,000
2,500,000	3-Month U.S. Treasury Bill + 1,225.00 basis points, 2/4/2028[2,3,4]	2,499,750
	MMIFS Re Ltd.
3,250,000	1/10/2028	2,236,136
	Mona Lisa Re Ltd.
1,250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2025[2,3,4]	1,259,375
250,000	3-Month U.S. Treasury Bill + 1,225.00 basis points, 1/8/2026[2,3,4]	265,625
10,250,000	3-Month U.S. Treasury Bill + 975.00 basis points, 6/25/2027[2,3,4]	11,278,075
2,000,000	3-Month U.S. Treasury Bill + 1,050.00 basis points, 1/7/2028[2,3,4]	2,019,600
10,000,000	3-Month U.S. Treasury Bill + 800.00 basis points, 1/8/2029[2,3,4]	10,030,000
	Montoya Re Ltd.
250,000	1-Month U.S. Treasury Bill + 710.00 basis points, 4/7/2025[2,3,4]	251,600
3,500,000	1-Month U.S. Treasury Bill + 1,378.00 basis points, 4/7/2026[2,3,4]	3,740,800
4,750,000	1-Month U.S. Treasury Bill + 575.00 basis points, 4/7/2028[2,3,4]	4,749,525
5,500,000	1-Month U.S. Treasury Bill + 575.00 basis points, 4/7/2028[2,3,4]	5,499,450
	Mystic Re IV Ltd.
7,080,000	3-Month U.S. Treasury Bill + 917.00 basis points, 1/8/2026[2,3,4]	7,383,732
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 1/10/2028[2,3]	2,988,900
2,500,000	3-Month U.S. Treasury Bill + 1,025.00 basis points, 1/10/2028[2,3]	2,483,000
	Phoenix 3 RE Pte Ltd.
1,000,000	1/4/2039[4]	1,121,100
	Ramble Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 3/5/2027[2,3,4]	3,010,800
	Sakura Re Ltd.
375,000	3-Month U.S. Treasury Bill + 364.00 basis points, 4/7/2025[2,3]	376,050
	Titania Re Ltd.
2,000,000	1-Month U.S. Treasury Bill + 1,253.00 basis points, 2/27/2026[2,3,4]	2,108,200
4,250,000	1-Month U.S. Treasury Bill + 625.00 basis points, 11/26/2027[2,3,4]	4,313,750
2,000,000	1-Month U.S. Treasury Bill + 950.00 basis points, 11/26/2027[2,3,4]	2,025,200
	Wrigley Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	1,029,800
		124,192,322
	TOTAL GLOBAL
	(Cost $124,322,773)	125,956,322

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	JAPAN — 4.6%
	EARTHQUAKE — 1.7%
	Nakama Re Pte Ltd.
3,750,000	3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	$3,757,125
3,360,000	3-Month U.S. Treasury Bill + 235.00 basis points, 4/4/2029[2,3]	3,377,136
		7,134,261
	MULTI-PERIL — 2.9%
	Tomoni Re Pte Ltd.
6,900,000	3-Month U.S. Treasury Bill + 209.00 basis points, 4/7/2026[2,3]	6,910,350
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/5/2028[2,3]	3,076,200
	Umigame Re Pte Ltd.
2,250,000	3-Month U.S. Treasury Bill + 225.00 basis points, 4/7/2025[2,3]	2,250,000
		12,236,550
	TOTAL JAPAN
	(Cost $19,225,067)	19,370,811
	UNITED STATES — 41.7%
	EARTHQUAKE — 7.5%
	Logistics Re Ltd.
1,250,000	1-Month U.S. Treasury Bill + 600.00 basis points, 12/21/2027[2,3,4]	1,267,500
	Merna Reinsurance II Ltd.
2,000,000	3-Month U.S. Treasury Bill + 385.00 basis points, 4/7/2025[3,6]	2,005,000
	Sutter Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 675.00 basis points, 6/19/2026[2,3,4]	1,557,900
	Torrey Pines Re Ltd.
5,475,000	3-Month U.S. Treasury Bill + 521.60 basis points, 6/5/2026[2,3,4]	5,631,037
	Ursa Re II Ltd.
2,925,000	3-Month U.S. Treasury Bill + 500.00 basis points, 6/16/2025[2,3,4]	2,946,938
4,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 12/6/2025[2,3,4]	4,130,400
	Ursa Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,061,500
	Veraison Re Ltd.
3,750,000	1-Month U.S. Treasury Bill + 691.40 basis points, 3/9/2026[3,6]	3,912,000
6,750,000	1-Month U.S. Treasury Bill + 350.00 basis points, 3/8/2028[2,3]	6,750,000
	Wrigley Re Ltd.
250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	261,725
		31,524,000
	MULTI-PERIL — 15.3%
	Aquila Re I Ltd. Series 2023-1
2,500,000	3-Month U.S. Treasury Bill + 565.00 basis points, 6/8/2026[2,3,4]	2,565,750
	Aquila Re I Ltd. Series 2024-1
500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 6/7/2027[2,3,4]	512,000
	Blue Halo Re Ltd.
5,000,000	3-Month U.S. Treasury Bill + 1,525.00 basis points, 2/24/2025[2,3]	5,021,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	MULTI-PERIL (Continued)
	Finca Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 826.00 basis points, 6/6/2025[2,3,4]	$3,066,000
	Foundation Re IV Ltd.
4,500,000	3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	4,591,800
	Four Lakes Re Ltd.
2,260,000	3-Month U.S. Treasury Bill + 646.00 basis points, 1/7/2026[2,3,4]	2,300,002
3,500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 1/7/2028[2,3,4]	3,486,000
	Herbie Re Ltd.
5,000,000	3-Month U.S. Treasury Bill + 725.00 basis points, 1/8/2029[2,3,4]	5,056,000
	High Point Re Ltd.
750,000	3-Month U.S. Treasury Bill + 575.00 basis points, 1/6/2027[2,3,4]	762,675
	Locke Tavern Re Ltd.
1,425,000	3-Month U.S. Treasury Bill + 478.20 basis points, 4/9/2026[2,3]	1,453,215
	Long Point Re IV Ltd.
2,500,000	3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	2,528,750
	Mayflower Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2027[2,3,4]	1,025,600
	Merna Reinsurance II Ltd.
4,500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,5]	4,677,300
5,500,000	3-Month U.S. Treasury Bill + 850.00 basis points, 7/7/2027[2,3,4,5]	5,805,250
	Residential Reinsurance 2004 Ltd.
3,000,000	3-Month U.S. Treasury Bill + 525.00 basis points, 12/6/2028[2,3]	3,047,100
1,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 12/6/2028[2,3]	1,024,300
	Residential Reinsurance 2022 Ltd.
2,000,000	3-Month U.S. Treasury Bill + 421.00 basis points, 6/6/2026[2,3]	1,969,000
	Residential Reinsurance 2023 Ltd.
2,750,000	3-Month U.S. Treasury Bill + 653.00 basis points, 6/6/2027[2,3]	2,771,450
1,500,000	3-Month U.S. Treasury Bill + 592.00 basis points, 12/6/2027[2,3]	1,569,300
	Sanders Re II Ltd.
750,000	3-Month U.S. Treasury Bill + 300.00 basis points, 4/7/2025[2,3]	746,250
1,000,000	3-Month U.S. Treasury Bill + 325.00 basis points, 4/7/2025[2,3]	995,000
	Sanders RE II Ltd.
2,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/7/2029[2,3]	2,001,800
	Sanders Re III Ltd.
2,500,000	3-Month U.S. Treasury Bill + 645.00 basis points, 6/7/2025[2,3]	2,533,250
3,125,000	3-Month U.S. Treasury Bill + 627.00 basis points, 4/7/2027[2,3]	3,280,625
	Topanga Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 505.00 basis points, 1/8/2026[2,3]	750,000
	Yosemite Re Ltd.
250,000	3-Month U.S. Treasury Bill + 1,059.50 basis points, 6/6/2025[2,3]	255,275
		63,794,692
	WINDSTORM — 18.9%
	3264 Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2027[2,3,4]	1,602,600

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	WINDSTORM (Continued)
	Alamo Re Ltd.
7,250,000	1-Month U.S. Treasury Bill + 600.00 basis points, 6/7/2027[2,3]	$7,537,825
	Bayou Re Ltd.
4,500,000	1-Month U.S. Treasury Bill + 850.00 basis points, 4/30/2027[2,3,4]	4,790,250
	Blue Ridge Re Ltd.
1,750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	1,775,900
	Bonanza Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 845.00 basis points, 1/8/2026[2,3]	1,538,250
	Cape Lookout Re Ltd.
8,650,000	1-Month U.S. Treasury Bill + 842.00 basis points, 4/28/2026[2,3]	9,009,840
	Charles River Re Ltd.
1,750,000	1-Month U.S. Treasury Bill + 675.00 basis points, 5/10/2027[2,3]	1,802,325
	Citrus Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 877.00 basis points, 6/7/2026[2,3,4]	3,142,800
	Commonwealth Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 427.00 basis points, 7/8/2026[2,3,4]	1,536,000
	Fish Pond Re Ltd.
6,750,000	1-Month U.S. Treasury Bill + 400.00 basis points, 1/8/2027[2,3,4]	6,897,825
	Gateway Re Ltd.
2,750,000	1-Month U.S. Treasury Bill + 928.00 basis points, 5/12/2025[2,3,4]	2,794,825
1,000,000	1-Month U.S. Treasury Bill + 1,396.00 basis points, 2/24/2026[2,3,4]	1,065,100
4,750,000	1-Month U.S. Treasury Bill + 550.00 basis points, 7/8/2027[2,3,4]	4,854,975
	Lightning Re Series 2023-1
9,725,000	3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	10,298,775
	Lower Ferry Re Ltd.
250,000	1-Month U.S. Treasury Bill + 443.00 basis points, 7/8/2026[2,3,4]	255,875
	Marlon Ltd.
1,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 6/7/2027[2,3,4]	1,021,000
	Merna Reinsurance II Ltd.
250,000	3-Month U.S. Treasury Bill + 753.00 basis points, 7/7/2025[2,3]	256,875
	Nature Coast Re Ltd.
2,900,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	2,943,790
750,000	3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	761,325
2,500,000	3-Month U.S. Treasury Bill + 975.00 basis points, 1/16/2029[2,3,4]	2,496,250
	Palm RE Ltd.
1,600,000	1-Month U.S. Treasury Bill + 950.00 basis points, 6/7/2027[2,3,4]	1,673,600
	Recoletos Re DAC
8,750,000	3-Month U.S. Treasury Bill + 500.00 basis points, 1/7/2028[2,3,4]	8,707,125

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	WINDSTORM (Continued)
	Sabine Re Ltd.
2,000,000	1-Month U.S. Treasury Bill + 825.00 basis points, 4/7/2027[2,3,4]	$2,053,200
		78,816,330
	TOTAL UNITED STATES
	(Cost $171,642,244)	174,135,022
	TOTAL EVENT LINKED BONDS
	(Cost $326,457,433)	330,306,636
	PREFERRED NOTES — 14.1%
	GLOBAL — 9.7%
	MULTI-PERIL — 9.7%
	Consulate Re 2024-8A
5,000,000	4.550%, 7/14/2025[7,8]	4,911,500
	Consulate Re 2025-10
10,000,000	4.044%, 12/31/2025[7,8]	9,321,000
	Consulate Re 2025-11
10,000,000	4.044%, 12/31/2025[7,8]	9,351,000
	Consulate Re 2025-2A
5,000,000	4.044%, 12/31/2025[7,8]	4,602,500
	Consulate Re 2025-3A
5,000,000	4.044%, 12/31/2025[7,8]	4,564,000
	Consulate Re 2025-9A
10,000,002	4.044%, 12/31/2025[7,8]	7,997,001
	TOTAL GLOBAL
	(Cost $40,746,636)	40,747,001
	UNITED STATES — 4.4%
	MULTI-PERIL — 3.2%
	Consulate Re 2024-5A
5,000,000	4.550%, 4/21/2025[7,8]	4,987,500
	Consulate Re 2025-12
5,000,000	4.044%, 12/31/2025[7,8]	4,459,000
	Consulate Re 2025-13
5,000,000	4.044%, 12/31/2025[7,8]	3,842,000
		13,288,500
	WINDSTORM — 1.2%
	Consulate Re 2024-6A
5,000,000	4.550%, 3/29/2025[7,8]	5,007,500
	TOTAL UNITED STATES
	(Cost $18,296,480)	18,296,000
	TOTAL PREFERRED NOTES
	(Cost $59,043,116)	59,043,001

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 6.9%
28,680,933	Fidelity Investments Money Market Government Portfolio - Class I 4.22%[9]	$28,680,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,680,933)	28,680,933
	TOTAL INVESTMENTS — 100.1%
	(Cost $414,181,482)	418,030,570
	Liabilities in Excess of Other Assets — 0.1%	(510,770)
	TOTAL NET ASSETS — 100.0%	$417,519,800

[1]	Local currency.
[2]	Floating rate security. Floating rate security. Reference rates as of January 31, 2025 are as follows: 1-Month U.S. Treasury Bill 4.37%, 3-Month U.S. Treasury Bill 4.31%, Secured Overnight Financing Rate (SOFR) 4.38%, and 3-Month Term SOFR 4.51%. Actual reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $326,949,400, which represents 78.3% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $7,579,596, which represents 1.8% of total net assets of the Fund.
[6]	Variable rate security. Rate shown is the rate in effect as of January 31, 2025.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Restricted securities, representing 14.1% of Total Net Assets. The total value of these securities is $59,043,001.
[9]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At
		Currency	Settlement	Amount	Settlement	Value At	Unrealized
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	January 31, 2025	Appreciation
Euro	UMB Bank NA	EUR per USD	3/20/2025	(2,250,000)	(2,459,025)	(2,339,422)	119,603
Euro	UMB Bank NA	EUR per USD	4/23/2025	(900,000)	(974,592)	(937,473)	37,119
Euro	UMB Bank NA	EUR per USD	4/23/2025	(1,550,000)	(1,681,440)	(1,614,537)	66,903
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,000,000)	(1,084,280)	(1,044,576)	39,704
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,500,000)	(1,641,600)	(1,566,863)	74,737
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,848,000)	(2,004,026)	(1,930,376)	73,650
Euro	UMB Bank NA	EUR per USD	7/15/2025	(2,000,000)	(2,199,400)	(2,093,079)	106,321
Canadian Dollar	UMB Bank NA	CAD per USD	9/4/2025	(3,250,000)	(2,265,914)	(2,258,750)	7,164
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(14,310,277)	$(13,785,076)	$525,201

EUR – Euro

CAD – Canadian Dollar

See accompanying Notes to Financial Statements.